Tangible Equity Units - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	May 01, 2024
Minimum
Class of Stock [Line Items]
Mandatory conversion to common stock		26,200,000
Average applicable market value		$ 13
Maximum
Class of Stock [Line Items]
Mandatory conversion to common stock		30,800,000
Average applicable market value		$ 15.28
Senior Amortizing Note
Class of Stock [Line Items]
Maturity date	Feb. 01, 2027
Cash installment per unit	$ 0.8438		$ 0.8531
Principal and interest payments		$ 20.3
TEUs
Class of Stock [Line Items]
Tangible equity unit	8,000,000
TEU price per share	$ 50	$ 50
Units converted at holder's option		31,211,000